INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amorization expense	$ 2,046,418	$ 2,170,770
2025 [member]
IfrsStatementLineItems [Line Items]
Amorization expense	1,970,000
2026 [member]
IfrsStatementLineItems [Line Items]
Amorization expense	1,850,000
2027 [member]
IfrsStatementLineItems [Line Items]
Amorization expense	1,470,000
2027 thereafter [member]
IfrsStatementLineItems [Line Items]
Amorization expense	1,930,000
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Amorization expense	$ 2,046,418	$ 2,170,770